Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 7,913	$ 7,602
Accumulated depreciation	(4,849)	(4,611)
Property, plant, and equipment, net	3,064	2,991
Land and land improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	381	373
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	1,618	1,589
Machinery and other equipment
Property, Plant and Equipment
Property, plant and equipment, at cost	4,610	4,401
Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, at cost	406	428
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 898	$ 811
Minimum | Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	3 years
Maximum | Land and land improvements
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	40 years
Maximum | Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	45 years
Maximum | Machinery and other equipment
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	20 years
Maximum | Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	5 years